RELATED PARTY TRANSACTIONS (Narrative) (Details) (USD $)	9 Months Ended	12 Months Ended
	Oct. 31, 2013	Jan. 31, 2013	Jan. 31, 2012
Related Party Transactions 1		$ 10,000
Related Party Transactions 2		0
Related Party Transactions 1	26,000
Related Party Transactions 2	0
Related Party Transactions 3	42,326
Related Party Transactions 4	0
Related Party Transactions 5	1,326
Related Party Transactions 6	8,000
Related Party Transactions 7	33,000
Related Party Transactions 1			74,529
Related Party Transactions 2			3,414
Related Party Transactions 3			77,943
Related Party Transactions 4			19,335
Related Party Transactions 5			$ 9,030